<SEQUENCE>1
<FILENAME>form13fhr3q11.txt
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Thomas Story & Son LLC

Address:   900 Jorie Boulevard, Suite 188
           Oak Brook, IL 60523


Form 13F File Number: 028-14123


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lollino
Title:  Compliance Officer
Phone:  (312) 282-6543

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lollino                Oak Brook, IL                      11/1/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              63

Form 13F Information Table Value Total:  $      117,025
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Accenture Ltd Bermuda Cl A     cs               g1151c101     2521 47850.00 SH       Sole                 47850.00
Allergan Inc                   cs               018490102     1078 13085.00 SH       Sole                 13085.00
Amgen Inc                      cs               031162100     1655 30115.00 SH       Sole                 30115.00
Amphenol Corp Cl A             cs               032095101      656 16100.00 SH       Sole                 16100.00
Automatic Data Processing Inc  cs               053015103      380  8050.00 SH       Sole                  8050.00
Becton Dickinson & Co          cs               075887109     1839 25085.00 SH       Sole                 25085.00
Berkshire Hathaway Inc Cl A    cs               084670108      427     4.00 SH       Sole                     4.00
Berkshire Hathaway Inc Cl B    cs               084670702      638  8974.00 SH       Sole                  8974.00
Bio-Reference Laboratories Inc cs               09057g602     1372 74500.00 SH       Sole                 74500.00
C H Robinson Worldwide Inc     cs               12541w209     3437 50200.00 SH       Sole                 50200.00
Caterpillar Inc                cs               149123101      620  8400.00 SH       Sole                  8400.00
Cenovus Energy Inc             cs               15135u109     2202 71695.00 SH       Sole                 71695.00
Chubb Corp                     cs               171232101     4790 79849.99 SH       Sole                 79849.99
Cimarex Energy Co              cs               171798101     2451 44000.00 SH       Sole                 44000.00
Coca-Cola Co                   cs               191216100      372  5510.00 SH       Sole                  5510.00
Commerce Bancshares Inc        cs               200525103      479 13770.00 SH       Sole                 13770.00
ConocoPhillips                 cs               20825c104      237  3745.90 SH       Sole                  3745.90
Continental Resources Inc      cs               212015101      711 14700.00 SH       Sole                 14700.00
Corning Inc                    cs               219350105     1008 81551.15 SH       Sole                 81551.15
Diamond Offshore Drilling Inc  cs               25271c102     1227 22412.43 SH       Sole                 22412.43
Dolby Laboratories Inc         cs               25659t107      876 31910.00 SH       Sole                 31910.00
Dominion Resources Inc VA      cs               25746u109      746 14700.00 SH       Sole                 14700.00
Emerson Electric Co            cs               291011104      843 20400.00 SH       Sole                 20400.00
Expeditors Intl Wash Inc       cs               302130109      927 22850.00 SH       Sole                 22850.00
Express Scripts Inc            cs               302182100     3036 81900.00 SH       Sole                 81900.00
Exxon Mobil Corp               cs               30231g102     4656 64104.54 SH       Sole                 64104.54
FactSet Research Systems Inc   cs               303075105      267  3000.00 SH       Sole                  3000.00
Fastenal Co                    cs               311900104     5058 151970.00SH       Sole                151970.00
Gannett Inc                    cs               364730101     1242 130350.00SH       Sole                130350.00
Gilead Sciences Inc            cs               375558103     2963 76375.00 SH       Sole                 76375.00
Grainger W W Inc               cs               384802104      263  1758.00 SH       Sole                  1758.00
Idexx Laboratories Inc         cs               45168d104     1300 18850.00 SH       Sole                 18850.00
Illinois Tool Works Inc        cs               452308109     3573 85880.00 SH       Sole                 85880.00
Intel Corp                     cs               458140100     7451 349224.63SH       Sole                349224.63
International Business Machine cs               459200101      413  2360.00 SH       Sole                  2360.00
Johnson & Johnson              cs               478160104     5948 93390.43 SH       Sole                 93390.43
Knight Transportation Inc      cs               499064103      299 22500.00 SH       Sole                 22500.00
Laboratory Corp America Holdin cs               50540r409     2818 35650.00 SH       Sole                 35650.00
McDonalds Corp                 cs               580135101     1199 13654.17 SH       Sole                 13654.17
Microsoft Corp                 cs               594918104     1068 42907.00 SH       Sole                 42907.00
Monsanto Co                    cs               61166w101     1682 28009.00 SH       Sole                 28009.00
Nike Inc Cl B                  cs               654106103       43   500.00 SH       Sole                   500.00
O'Reilly Automotive Inc        cs               67103h107     3494 52440.00 SH       Sole                 52440.00
Paychex Inc                    cs               704326107      493 18702.00 SH       Sole                 18702.00
PepsiCo Inc                    cs               713448108      402  6500.00 SH       Sole                  6500.00
Praxair Inc                    cs               74005p104     2211 23650.00 SH       Sole                 23650.00
Procter & Gamble Co            cs               742718109     6780 107315.00SH       Sole                107315.00
Scana Corp                     cs               80589m102      661 16346.46 SH       Sole                 16346.46
Schlumberger Ltd               cs               806857108     3530 59101.00 SH       Sole                 59101.00
Sigma Aldrich Corp             cs               826552101     1081 17500.00 SH       Sole                 17500.00
Southern Co                    cs               842587107      773 18254.00 SH       Sole                 18254.00
Staples Inc                    cs               855030102     1958 147223.00SH       Sole                147223.00
Stericycle Inc                 cs               858912108     3257 40350.00 SH       Sole                 40350.00
Suncor Energy Inc              cs               867224107     3918 153993.73SH       Sole                153993.73
Tractor Supply Co              cs               892356106      975 15586.00 SH       Sole                 15586.00
Ultimate Software Group Inc    cs               90385d107      561 12000.00 SH       Sole                 12000.00
Visa Inc Cl A                  cs               92826c839     3806 44400.00 SH       Sole                 44400.00
Walgreen Co                    cs               931422109     4341 132000.00SH       Sole                132000.00
Xilinx Inc                     cs               983919101     1572 57300.00 SH       Sole                 57300.00
Teva Pharmaceutical Industries ad               881624209      261  7000.00 SH       Sole                  7000.00
Vanguard Emerg Mkt ETF         ui               922042858     1582 44139.00 SH       Sole                 44139.00
Vanguard Intl Equity Index Fun ui               922042775      387 10000.00 SH       Sole                 10000.00
Buckeye Partners LP            ml               118230101      213     3400 SH       Sole                     3400